Summary of Significant Accounting Policies - Summary of New and Revised Standards and Interpretations, not yet Mandatorily Applicable (Detail)	12 Months Ended
Dec. 31, 2021
IFRS 3A reference to the conceptual framework [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IFRS 17 and IFRS 17A insurance contracts and amendments to IFRS 17 [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IFRS 17 A Initial application of IFRS 17 and IFRS 9 - Comparative information
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	no
Possible Impact on MorphoSys	none
IAS 1A classification of liabilities as current or noncurrent [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	no
Possible Impact on MorphoSys	yes
IAS 1A disclosure of accounting policies [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	no
Possible Impact on MorphoSys	yes
IAS 8A definition of accounting estimates [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	no
Possible Impact on MorphoSys	yes
IAS 12 (a) Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	no
Possible Impact on MorphoSys	yes
IAS 16A property plant and equipment proceeds before intended use [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IAS 37A amended by onerous contracts cost of fulfilling a contract [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
Annual improvements to international financial reporting standards 2018 2020 [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	yes
Possible Impact on MorphoSys	none